Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 38,514	$ 23,950
Less than 12 Months, Unrealized Losses	(486)	(50)
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	38,514	23,950
Total, Unrealized Losses	(486)	(50)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	38,514	23,950
Less than 12 Months, Unrealized Losses	(486)	(50)
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	38,514	23,950
Total, Unrealized Losses	$ (486)	$ (50)